Supplemental Cash Flow Information (Details) - Schedule of cash and cash equivalents - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cash and cash equivalents [Abstract]
Cash		$ 1,368,555	$ 687,967	$ 542,537
Short-term investments	[1]	81,034	130,411	484,685
Cash and cash equivalents		$ 1,449,589	$ 818,378	$ 1,027,222	$ 768,433

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.